UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

QM U.S. Bond ETF (TAGG)

Principal Listing Exchange: NYSE Arca, Inc.

This annual shareholder report contains important information about QM U.S. Bond ETF ("the fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond ETF	$8	0.08%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	QM U.S. Bond ETF (Based on Net Asset Value)	Regulatory/Strategy Benchmark
9/28/21	10,000	10,000
10/31/21	9,992	10,007
1/31/22	9,788	9,796
4/30/22	9,045	9,060
7/31/22	9,152	9,195
10/31/22	8,384	8,438
1/31/23	8,936	8,977
4/30/23	8,979	9,021
7/31/23	8,835	8,885
10/31/23	8,422	8,468
1/31/24	9,123	9,165
4/30/24	8,851	8,889
7/31/24	9,314	9,338
10/31/24	9,334	9,361

202406-3653144, 202412-3916256

ETF989-052 12/24

Average Annual Total Returns

Fund	1 Year	Since Inception 9/28/21
QM U.S. Bond ETF (Based on Net Asset Value)	10.84%	-2.21%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55%	-2.11%

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$96,437
  Number of Portfolio Holdings667
  Investment Advisory Fees Paid (000s)$75
  Portfolio Turnover Rate131.2%

What did the fund invest in?

Credit Quality Allocation* (as a % of Net Assets)

AAA Rated	7.8%
AA Rated	5.8
A Rated	14.3
BBB Rated	14.3
BB Rated	0.2
US Government Agency Securities Rated	27.6
US Treasury Rated	30.0

*Credit ratings for the securities held in the Fund are provided by Moody's, Standard & Poor's, and Fitch and are converted to the Standard & Poor's nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.6%
Federal National Mortgage Association	15.8
U.S. Treasury Bonds	10.1
Government National Mortgage Association	5.8
Federal Home Loan Mortgage Corp.	4.8
Uniform Mortgage-Backed Security	1.2
Bank of America Corp.	0.9
Wells Fargo & Co.	0.6
Citigroup, Inc.	0.5
AT&T, Inc.	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

QM U.S. Bond ETF (TAGG)

Principal Listing Exchange: NYSE Arca, Inc.

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,840	$32,851
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
October 31, 2024
T. ROWE PRICE
TAGG	QM U.S. Bond ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE QM U.S. BOND ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			9/28/21(1) Through
	10/31/24	10/31/23	10/31/22	10/31/21
NET ASSET VALUE
Beginning of period	$ 39.93	$ 41.11	$ 49.96	$ 50.00
Investment activities
Net investment income(2)(3)	1.82	1.54	0.90	0.06
Net realized and unrealized gain/loss	2.47	(1.31)	(8.87)	(0.07)
Total from investment activities	4.29	0.23	(7.97)	(0.01)(4)
Distributions
Net investment income	(1.83)	(1.41)	(0.87)	(0.03)
Net realized gain	-	-	(0.01)	-
Total distributions	(1.83)	(1.41)	(0.88)	(0.03)
NET ASSET VALUE
End of period	$ 42.39	$ 39.93	$ 41.11	$ 49.96

T. ROWE PRICE QM U.S. BOND ETF

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	Year Ended			9/28/21(1) Through
	10/31/24	10/31/23	10/31/22	10/31/21
Ratios/Supplemental Data
Total return, based on NAV(3)(5)	10.84%	0.45%	(16.09)%	(0.08)%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.08%	0.08%	0.08%	0.08%(6)
Net expenses after waivers/payments by Price Associates	0.08%	0.08%	0.08%	0.08%(6)
Net investment income	4.29%	3.66%	1.96%	1.29%(6)
Portfolio turnover rate(7)	131.2%	211.9%	403.7%	50.9%
Portfolio turnover rate, excluding mortgage dollar roll transactions	30.3%	41.7%	35.1%	11.7%
Net assets, end of period (in thousands)	$ 96,437	$ 103,819	$ 35,973	$ 27,477

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)	Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(6)	Annualized
(7)	The portfolio turnover rate calculation includes purchases and sales from mortgage dollar roll transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

October 31, 2024
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 5.1%
Car Loan 1.9%
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28%, 7/15/27	100	98
CarMax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, 5/15/28	75	76
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	42
Carvana Auto Receivables Trust, Series 2024-N3, Class B, 4.67%, 12/10/30 (1)	130	128
Chase Auto Credit Linked Notes, Series 2021-3, Class B, 0.76%, 2/26/29 (1)	64	63
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52%, 7/16/29	125	124
Enterprise Fleet Financing, Series 2021-2, Class A3, 0.74%, 5/20/27 (1)	300	297
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	77	77
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	50	50
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	50
Exeter Automobile Receivables Trust, Series 2021-4A, Class C, 1.46%, 10/15/27	9	9
Ford Credit Auto Owner Trust, Series 2020-1, Class C, 2.54%, 8/15/31 (1)	300	298
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	100
GM Financial Automobile Leasing Trust, Series 2023-1, Class C, 5.76%, 1/20/27	75	75
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49%, 8/15/29	40	40
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.88%, 11/15/28	55	55
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.98%, 8/15/29	60	60

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	150	152
		1,860
Credit Card 0.1%
Synchrony Card Funding, Series 2023-A1, Class A, 5.54%, 7/15/29	115	117
		117
Other Asset-Backed Securities 2.8%
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	100	99
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	162
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	60	61
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	72
Elara HGV Timeshare, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	70	71
Elara HGV Timeshare, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	70	71
Elmwood VIII, Series 2021-1A, Class AR, CLO, FRN, 3M TSFR + 1.55%, 6.167%, 4/20/37 (1)	250	252
FirstKey Homes Trust, Series 2020-SFR2, Class B, 1.567%, 10/19/37 (1)	310	300
Golub Capital Partners, Series 2019-43A, Class A1R, CLO, FRN, 3M TSFR + 1.34%, 5.899%, 10/20/37 (1)	250	250
MidOcean Credit, Series 2022-11A, Class A1R, CLO, FRN, 3M TSFR + 1.73%, 6.362%, 10/18/33 (1)	250	251
MMAF Equipment Finance, Series 2022-A, Class A4, 3.32%, 6/13/44 (1)	100	98
MMAF Equipment Finance, Series 2022-B, Class A3, 5.61%, 7/10/28 (1)	103	103
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (1)	33	33
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	88	89
Palmer Square, Series 2020-3A, Class A1R2, CLO, FRN, 3M TSFR + 1.65%, 6.768%, 11/15/36 (1)	250	251

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/9/29 (1)	100	91
Symphony Static, Series 2021-1A, Class A, CLO, FRN, 3M TSFR + 1.09%, 5.717%, 10/25/29 (1)	93	93
Tricon American Homes, Series 2019-SFR1, Class D, 3.198%, 3/17/38 (1)	230	223
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	103	105
		2,675
Student Loan 0.3%
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	57	56
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	94	90
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	44	40
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	64	59
		245
Total Asset-Backed Securities (Cost $4,839)		4,897
CORPORATE BONDS 29.8%
FINANCIAL INSTITUTIONS 11.8%
Banking 7.9%
Ally Financial, 2.20%, 11/2/28	35	31
Banco Santander, 5.439%, 7/15/31	400	407
Bank of America, VR, 2.572%, 10/20/32 (2)	65	55
Bank of America, VR, 2.592%, 4/29/31 (2)	310	272
Bank of America, VR, 2.676%, 6/19/41 (2)	230	164
Bank of America, VR, 3.824%, 1/20/28 (2)	215	211
Bank of America, 4.00%, 1/22/25	70	70
Bank of America, VR, 4.244%, 4/24/38 (2)	15	14
Bank of America, 5.875%, 2/7/42	15	16
Bank of Montreal, 2.65%, 3/8/27	70	67

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1)	300	300
Barclays, VR, 2.279%, 11/24/27 (2)	200	190
Barclays, VR, 2.852%, 5/7/26 (2)	200	198
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	40
Capital One Financial, 3.65%, 5/11/27	155	151
Capital One Financial, 4.20%, 10/29/25	25	25
Citigroup, VR, 3.106%, 4/8/26 (2)	25	25
Citigroup, VR, 3.887%, 1/10/28 (2)	430	421
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, 5.875%, 1/30/42	95	99
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	255	253
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	196
Discover Financial Services, 3.75%, 3/4/25	105	104
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (2)	30	30
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	45	47
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	65	62
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	129
Goldman Sachs Group, 3.50%, 1/23/25	85	85
Goldman Sachs Group, 3.80%, 3/15/30	140	133
Goldman Sachs Group, 4.25%, 10/21/25	25	25
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	244
ING Groep, VR, 6.114%, 9/11/34 (2)	200	210
JPMorgan Chase, VR, 1.578%, 4/22/27 (2)	125	119
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	246
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	15	15
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	95	93
Morgan Stanley, VR, 2.188%, 4/28/26 (2)(3)	125	123
Morgan Stanley, 3.125%, 7/27/26 (3)	135	132
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	10	9
Morgan Stanley, 4.30%, 1/27/45	15	13
Morgan Stanley, VR, 5.656%, 4/18/30 (2)	155	159

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PNC Financial Services, VR, 4.758%, 1/26/27 (2)	180	180
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	105
Royal Bank of Canada, 2.30%, 11/3/31	50	43
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)(3)	80	82
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	232
Standard Chartered, VR, 1.822%, 11/23/25 (1)(2)	200	199
State Street, VR, 4.857%, 1/26/26 (2)	55	55
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26	200	202
Toronto-Dominion Bank, 1.15%, 6/12/25	185	181
Toronto-Dominion Bank, 4.456%, 6/8/32	95	91
UBS Group, VR, 1.364%, 1/30/27 (1)(2)	200	191
UBS Group, VR, 2.193%, 6/5/26 (1)(2)	250	245
Wells Fargo, VR, 2.188%, 4/30/26 (2)	185	182
Wells Fargo, VR, 2.393%, 6/2/28 (2)	430	404
		7,614
Brokerage Asset Managers Exchanges 0.2%
BlackRock Funding, 4.70%, 3/14/29	60	60
Intercontinental Exchange, 1.85%, 9/15/32	15	12
Intercontinental Exchange, 5.25%, 6/15/31	110	112
Nasdaq, 5.95%, 8/15/53	15	16
		200
Finance Companies 0.6%
AerCap Ireland Capital, 2.45%, 10/29/26	150	143
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/6/28 (3)	150	153
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 9/30/30	150	157
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	155
		608
Insurance 2.0%
Aetna, 6.625%, 6/15/36	165	178
American International Group, 3.875%, 1/15/35	40	36

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Anthem, 2.25%, 5/15/30	60	52
Anthem, 4.101%, 3/1/28	15	15
Anthem, 4.55%, 3/1/48	30	25
Anthem, 4.65%, 1/15/43	85	75
Aon, 3.875%, 12/15/25	135	134
Athene Global Funding, 4.86%, 8/27/26 (1)	200	199
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	70
Fidelity National Financial, 4.50%, 8/15/28	70	69
First American Financial, 4.60%, 11/15/24	70	70
Health Care Service, 2.20%, 6/1/30 (1)	15	13
Humana, 2.15%, 2/3/32	85	68
Humana, 3.70%, 3/23/29	20	19
Humana, 5.95%, 3/15/34	50	51
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	223
New York Life Insurance, 3.75%, 5/15/50 (1)(3)	20	15
Principal Financial Group, 2.125%, 6/15/30	215	185
Principal Financial Group, 3.40%, 5/15/25	10	10
Principal Financial Group, 3.70%, 5/15/29 (3)	75	72
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	16
UnitedHealth Group, 2.00%, 5/15/30	10	9
UnitedHealth Group, 3.50%, 8/15/39	320	261
UnitedHealth Group, 3.75%, 7/15/25	40	40
UnitedHealth Group, 4.20%, 1/15/47	35	29
		1,934
Real Estate Investment Trusts 1.1%
Alexandria Real Estate Equities, 3.95%, 1/15/27	40	39
Alexandria Real Estate Equities, 4.00%, 2/1/50 (3)	40	31
Brixmor Operating Partnership, 3.85%, 2/1/25	60	60
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	80
Essex Portfolio, 2.65%, 3/15/32	35	30
Essex Portfolio, 4.50%, 3/15/48	20	17

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Extra Space Storage, 4.00%, 6/15/29	15	14
GAIF Bond Issuer, 3.40%, 9/30/26 (1)	15	15
Healthpeak Properties, 2.125%, 12/1/28	15	13
Healthpeak Properties, 2.875%, 1/15/31	15	13
Kilroy Realty, 3.45%, 12/15/24	35	35
Kilroy Realty, 4.25%, 8/15/29	150	141
Kilroy Realty, 4.375%, 10/1/25	65	64
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	35	34
Public Storage, 1.95%, 11/9/28	35	32
Public Storage, 5.35%, 8/1/53	40	39
Realty Income, 3.95%, 8/15/27 (3)	25	25
Realty Income, 4.625%, 11/1/25	240	240
Regency Centers, 3.60%, 2/1/27	40	39
Simon Property Group, 3.80%, 7/15/50	35	27
		1,016
Total Financial Institutions		11,372
INDUSTRIAL 15.9%
Basic Industry 0.3%
LYB International Finance II, 3.50%, 3/2/27	25	24
Westlake, 3.375%, 6/15/30	150	138
Yara International, 7.378%, 11/14/32 (1)	100	110
		272
Capital Goods 0.7%
Amphenol, 5.05%, 4/5/29	60	60
General Dynamics, 3.25%, 4/1/25	10	10
Harris, 3.832%, 4/27/25	60	60
Ingersoll Rand, 5.176%, 6/15/29	250	254
John Deere Capital, 2.65%, 6/10/26	15	14
John Deere Capital, 4.40%, 9/8/31	155	151
Northrop Grumman, 3.85%, 4/15/45	15	12
Parker-Hannifin, 4.50%, 9/15/29	25	25

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Republic Services, 3.375%, 11/15/27	65	63
Republic Services, 5.00%, 4/1/34	15	15
Waste Connections, 3.20%, 6/1/32	65	58
		722
Communications 2.7%
America Movil SAB de CV, 2.875%, 5/7/30	200	179
America Movil SAB de CV, 6.375%, 3/1/35	85	92
American Tower, 2.40%, 3/15/25	115	114
AT&T, 2.25%, 2/1/32	590	493
Charter Communications Operating, 2.80%, 4/1/31	245	206
Charter Communications Operating, 3.70%, 4/1/51	255	159
Charter Communications Operating, 4.908%, 7/23/25	51	51
Comcast, 2.65%, 2/1/30	40	36
Comcast, 3.95%, 10/15/25	225	224
Crown Castle International, 2.25%, 1/15/31	25	21
Crown Castle International, 2.90%, 3/15/27	10	9
Crown Castle International, 3.70%, 6/15/26	80	79
Crown Castle International, 4.45%, 2/15/26	60	60
Rogers Communications, 3.625%, 12/15/25	40	39
Rogers Communications, 4.50%, 3/15/42	85	73
Time Warner Cable, 6.55%, 5/1/37	50	48
Time Warner Cable, 6.75%, 6/15/39	110	107
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 3.75%, 4/15/27	395	387
Verizon Communications, 2.355%, 3/15/32	150	125
Verizon Communications, 2.987%, 10/30/56	15	9
Verizon Communications, 4.00%, 3/22/50	10	8
Walt Disney, 3.70%, 10/15/25	40	40
		2,572
Consumer Cyclical 3.2%
Amazon.com, 3.875%, 8/22/37	115	103
AutoZone, 1.65%, 1/15/31	30	25

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AutoZone, 3.75%, 6/1/27	30	29
AutoZone, 5.05%, 7/15/26	250	252
Best Buy, 1.95%, 10/1/30	100	85
Ford Motor Credit, 7.122%, 11/7/33	200	210
General Motors, 4.00%, 4/1/25	125	124
Home Depot, 5.875%, 12/16/36	90	97
Hyundai Capital America, 2.65%, 2/10/25 (1)	15	15
Hyundai Capital America, 5.35%, 3/19/29 (1)	20	20
Hyundai Capital America, 5.50%, 3/30/26 (1)	80	81
Lowe's, 5.00%, 4/15/33	250	249
McDonald's, 3.30%, 7/1/25	50	49
McDonald's, 5.45%, 8/14/53	150	148
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1)	180	180
O'Reilly Automotive, 3.60%, 9/1/27	30	29
O'Reilly Automotive, 3.90%, 6/1/29 (3)	285	275
PACCAR Financial, 0.90%, 11/8/24	85	85
PACCAR Financial, 5.00%, 5/13/27	105	106
PACCAR Financial, 5.20%, 11/9/26	205	208
Priceline Group, 3.65%, 3/15/25	85	85
Ross Stores, 1.875%, 4/15/31	10	8
Ross Stores, 4.60%, 4/15/25	335	335
TJX, 1.60%, 5/15/31	30	25
Uber Technologies, 5.35%, 9/15/54	40	38
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	200	197
		3,058
Consumer Non-Cyclical 3.9%
Abbott Laboratories, 4.75%, 11/30/36	245	240
AbbVie, 3.20%, 5/14/26	15	15
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.45%, 5/14/46	40	35
AbbVie, 4.50%, 5/14/35	125	120
AbbVie, 4.80%, 3/15/29	145	146
Anheuser-Busch InBev Finance, 4.90%, 2/1/46	15	14

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Anheuser-Busch InBev Worldwide, 4.75%, 4/15/58	25	22
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	60	61
AstraZeneca, 1.375%, 8/6/30	15	12
AstraZeneca, 4.00%, 9/18/42	50	43
Astrazeneca Finance, 4.875%, 3/3/28	220	222
Astrazeneca Finance, 4.875%, 3/3/33	100	101
BAT Capital, 3.557%, 8/15/27	18	17
BAT Capital, 4.39%, 8/15/37	180	157
BAT Capital, 7.079%, 8/2/43	90	98
Becton Dickinson & Company, 2.823%, 5/20/30	245	221
Becton Dickinson & Company, 3.70%, 6/6/27	145	142
Biogen, 2.25%, 5/1/30	350	304
Biogen, 3.15%, 5/1/50 (3)	15	10
Bristol-Myers Squibb, 3.40%, 7/26/29 (3)	7	7
Bristol-Myers Squibb, 4.25%, 10/26/49	15	13
CommonSpirit Health, 2.782%, 10/1/30	20	18
CVS Health, 1.875%, 2/28/31	15	12
CVS Health, 2.70%, 8/21/40	275	183
CVS Health, 3.25%, 8/15/29	50	46
CVS Health, 5.125%, 7/20/45	145	127
CVS Health, 6.00%, 6/1/63	75	72
Hackensack Meridian Health, 4.211%, 7/1/48	85	73
Hasbro, 3.00%, 11/19/24	25	25
HCA, 4.125%, 6/15/29	200	192
HCA, 4.375%, 3/15/42	20	17
Icon Investments Six DAC, 5.849%, 5/8/29	200	206
IQVIA, 6.25%, 2/1/29	65	68
Kroger, 5.50%, 9/15/54	85	82
Mars, 4.75%, 4/20/33 (1)	100	98
MedStar Health, 3.626%, 8/15/49	30	22
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Northwell Healthcare, 3.979%, 11/1/46	20	16

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
NYU Langone Hospitals, 4.368%, 7/1/47	15	13
Perrigo Finance Unlimited, 4.90%, 6/15/30	200	189
Reynolds American, 4.45%, 6/12/25	13	13
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29 (1)	90	91
Stanford Health Care, 3.795%, 11/15/48	10	8
Takeda Pharmaceutical, 2.05%, 3/31/30	200	174
		3,797
Energy 2.2%
6297782, 5.026%, 10/1/29 (1)	30	29
Amerada Hess, 7.125%, 3/15/33	50	56
Boardwalk Pipelines, 3.40%, 2/15/31	25	22
Boardwalk Pipelines, 4.95%, 12/15/24	25	25
BP Capital Markets America, 3.41%, 2/11/26	45	44
Cameron LNG, 3.701%, 1/15/39 (1)	40	33
Canadian Natural Resources, 2.95%, 7/15/30	20	18
Enbridge, 5.625%, 4/5/34	55	56
Enbridge, 6.70%, 11/15/53	35	39
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 5.25%, 4/15/29	120	121
Energy Transfer, 5.40%, 10/1/47	15	14
Energy Transfer, 6.50%, 2/1/42	25	26
Energy Transfer Operating, 3.75%, 5/15/30	70	65
Enterprise Products Operating, 5.35%, 1/31/33	100	102
MPLX, 5.65%, 3/1/53	350	336
Occidental Petroleum, 5.375%, 1/1/32	90	89
ONEOK, 6.625%, 9/1/53	200	215
Pioneer Natural Resources, 1.125%, 1/15/26	10	10
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	69
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	83
Targa Resources, 5.50%, 2/15/35	50	50
Targa Resources Partner, 5.00%, 1/15/28	83	82
TotalEnergies Capital, 5.275%, 9/10/54	150	144

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
TotalEnergies Capital International, 2.434%, 1/10/25	40	40
TotalEnergies Capital International, 2.986%, 6/29/41	60	45
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	9
Western Midstream Operating, 5.45%, 11/15/34	210	205
Williams Cos, 5.15%, 3/15/34	35	34
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		2,091
Technology 2.4%
Apple, 3.20%, 5/13/25 (3)	40	40
Apple, 3.35%, 2/9/27	165	161
Atlassian, 5.25%, 5/15/29	45	46
Broadcom, 5.05%, 7/12/29	400	403
Cadence Design Systems, 4.30%, 9/10/29	65	64
CDW, 4.25%, 4/1/28	45	44
Fiserv, 3.20%, 7/1/26	40	39
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	203
Keysight Technologies, 3.00%, 10/30/29	50	46
Microchip Technology, 5.05%, 3/15/29	60	60
Micron Technology, 4.185%, 2/15/27	70	69
Motorola Solutions, 5.00%, 4/15/29	60	60
NXP, 2.50%, 5/11/31	65	55
NXP, 3.15%, 5/1/27	125	120
NXP, 3.40%, 5/1/30	15	14
Oracle, 3.60%, 4/1/40	15	12
RELX Capital, 3.00%, 5/22/30	25	23
Roper Technologies, 2.95%, 9/15/29	25	23
Roper Technologies, 3.80%, 12/15/26	25	25
ServiceNow, 1.40%, 9/1/30	310	258
Texas Instruments, 1.375%, 3/12/25	70	69
Visa, 2.70%, 4/15/40	35	26
VMware, 1.40%, 8/15/26	95	89
Western Union, 2.85%, 1/10/25	50	50

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Western Union, 6.20%, 11/17/36 (3)	340	349
		2,348
Transportation 0.5%
Canadian Pacific Railway, 1.75%, 12/2/26	95	89
Canadian Pacific Railway, 2.875%, 11/15/29	120	110
Canadian Pacific Railway, 3.50%, 5/1/50	15	11
Canadian Pacific Railway, 4.70%, 5/1/48	10	9
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	9
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	183
Transurban Finance, 2.45%, 3/16/31 (1)	30	26
Transurban Finance, 4.125%, 2/2/26 (1)	15	15
		452
Total Industrial		15,312
UTILITY 2.1%
Electric 1.8%
AEP Texas, 4.70%, 5/15/32	30	29
Ameren, 5.70%, 12/1/26	165	168
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	69
Duke Energy Indiana, 5.40%, 4/1/53	40	39
Exelon, 3.40%, 4/15/26	175	172
FirstEnergy Transmission, 5.00%, 1/15/35 (1)	75	74
Georgia Power, 4.95%, 5/17/33	100	99
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	73
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	75
NextEra Energy Capital Holdings, 5.749%, 9/1/25	130	131
Pacific Gas & Electric, 2.10%, 8/1/27	215	200
Pacific Gas & Electric, 6.15%, 1/15/33	100	104
Southern, 4.40%, 7/1/46	300	253
Southern California Edison, 5.15%, 6/1/29	210	213
		1,714

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Natural Gas 0.3%
APT Pipelines, 4.25%, 7/15/27 (1)	10	10
NiSource, 1.70%, 2/15/31	160	132
NiSource, 5.65%, 2/1/45	15	15
NiSource Finance, 3.49%, 5/15/27	55	54
NiSource Finance, 3.95%, 3/30/48	45	35
Southern Co Gas Capital, 5.15%, 9/15/32	100	101
		347
Total Utility		2,061
Total Corporate Bonds (Cost $29,446)		28,745
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.2%
Local Authorities 0.6%
Province of Alberta, 4.50%, 1/24/34	205	203
Province of British Columbia Canada, 4.20%, 7/6/33	98	95
Province of Manitoba Canada, 4.30%, 7/27/33	250	243
		541
Owned No Guarantee 0.2%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	200	181
		181
Sovereign 0.4%
Panama Government International Bond, 3.298%, 1/19/33	200	157
United Mexican States, 4.75%, 3/8/44	300	239
		396
Total Foreign Government Obligations & Municipalities (Cost $1,182)		1,118
MUNICIPAL SECURITIES 2.1%
California 0.5%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	39
California, GO, 5.20%, 3/1/43	200	197

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
California State Univ., 6.484%, 11/1/41	250	270
		506
District Of Columbia 0.3%
Metropolitan Washington Airports Auth., Dulles Toll Road, 7.462%, 10/1/46	225	275
		275
Georgia 0.3%
County of Fulton, 5.148%, 7/1/39	205	204
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	40	44
		248
Illinois 0.3%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	272
Cook County, GO, 6.36%, 11/15/33	25	26
		298
Louisiana 0.1%
Louisiana Local Government Environmental Facilities & Community Development Auth., Series A, 4.475%, 8/1/39	60	57
		57
Maryland 0.0%
Maryland Health & Higher Educational Facilities Auth., Series B, 4.815%, 7/1/43	40	37
		37
New York 0.1%
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	58
		58

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Tennessee 0.0%
Metropolitan Government of Nashville & Davidson County, Series B, 3.235%, 7/1/52	75	51
		51
Texas 0.4%
Central Texas Regional Mobility Auth., Series E, 3.167%, 1/1/41	75	59
Dallas/Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	47
Dallas/Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	243
Texas Natural Gas Securitization Fin. Corp., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	31
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	25
		405
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	48
		48
Wisconsin 0.1%
Public Finance Auth., Series B, 3.405%, 7/1/51	70	51
		51
Total Municipal Securities (Cost $2,275)		2,034
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 5.1%
Collateralized Mortgage Obligations 1.4%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	14	14
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	63	51
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	288	284
Angel Oak Mortgage Trust, Series 2023-3, Class A1, CMO, ARM, 4.80%, 9/26/67 (1)	44	43

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	50	45
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	105	84
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	36	34
COLT Mortgage Trust, Series 2022-3, Class A1, CMO, ARM, 3.901%, 2/25/67 (1)	76	73
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, FRN, CMO, ARM, SOFR30A + 1.00%, 5.857%, 5/25/44 (1)	10	10
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	25	23
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	68
Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class M1, FRN, CMO, ARM, SOFR30A + 0.85%, 5.707%, 11/25/41 (1)	26	26
Freddie Mac STACR REMIC Trust, Series 2024-DNA2, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 6.107%, 5/25/44 (1)	29	29
GCAT, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	63	52
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	211	208
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	84	70
Towd Point Mortgage Trust, Series 2024-3, Class A1B, CMO, ARM, 5.16%, 7/25/65 (1)	95	93
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1)	43	42
Verus Securitization Trust, Series 2023-INV1, Class A1, CMO, ARM, 5.999%, 2/25/68 (1)	75	75
		1,324
Commercial Mortgage-Backed Securities 3.7%
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	25	26
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Benchmark Mortgage Trust, Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56	265	276
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57	55	58
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602%, 8/15/57	22	22
Big Trust, Series 2022-BIG, Class A, ARM, FRN, 1M TSFR + 1.34%, 6.146%, 2/15/39 (1)	96	95
BMO Mortgage Trust, Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57	75	79
BMO Mortgage Trust, Series 2024-C9, Class A5, ARM, 5.759%, 7/15/57	230	240
BWAY Trust, Series 2022-26BW, Class A, ARM, 3.402%, 2/10/44 (1)	100	80
BX Trust, Series 2020-VKNG, Class A, ARM, FRN, 1M TSFR + 1.04%, 5.848%, 10/15/37 (1)	257	256
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	96
COMM Trust, Series 2015-CR23, Class A3, ARM, 3.23%, 5/10/48	18	19
Federal Home Loan Mortgage, Series K137, Class A2, ARM, 2.347%, 11/25/31	390	336
Federal Home Loan Mortgage, Series K-150, Class A2, ARM, 3.71%, 9/25/32	165	154
Federal Home Loan Mortgage, Series K-156, Class A2, ARM, 4.43%, 2/25/33	125	123
Federal Home Loan Mortgage, Series K753, Class A2, ARM, 4.40%, 10/25/30	730	720
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	51
Hilt Commercial Mortgage Trust, Series 2024-ORL, Class A, ARM, FRN, 1M TSFR + 1.54%, 6.345%, 5/15/37 (1)	115	115
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, ARM, 3.377%, 1/5/39 (1)	100	89
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, ARM, 3.801%, 8/15/48	154	152
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, ARM, FRN, 1M TSFR + 1.22%, 5.824%, 4/15/38 (1)	80	80

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4, ARM, 4.31%, 12/15/51	175	170
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, ARM, FRN, 1M TSFR + 1.39%, 6.196%, 5/15/39 (1)	150	149
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 6.395%, 6/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1)	100	100
		3,612
Total Non-U.S. Government Mortgage-Backed Securities (Cost $5,076)		4,936
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 26.3%
U.S. Government Agency Obligations 20.3%
Federal Home Loan Mortgage
1.50%, 2/1/36	365	317
2.00%, 8/1/36 - 4/1/52	232	197
2.50%, 6/1/42 - 5/1/52	577	484
3.00%, 9/1/32 - 1/1/52	828	736
3.50%, 4/1/50 - 4/1/52	636	573
4.00%, 4/1/47 - 9/1/52	660	619
4.50%, 11/1/52	240	228
5.00%, 7/1/54	45	44
5.50%, 2/1/54 - 9/1/54	114	114
6.50%, 1/1/54	21	21
Federal National Mortgage Assn.
1.50%, 5/1/37 - 1/1/42	277	232
2.00%, 5/1/36 - 4/1/52	6,417	5,204
2.50%, 7/1/30 - 5/1/52	3,810	3,223
3.00%, 1/1/33 - 3/1/52	1,735	1,542
3.50%, 1/1/33 - 1/1/52	971	884
4.00%, 5/1/47 - 9/1/52	474	442
4.50%, 4/1/41 - 7/1/53	798	765

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
5.00%, 11/1/44 - 7/1/53	567	555
5.50%, 5/1/44 - 5/1/54	755	751
6.00%, 1/1/53 - 8/1/54	1,164	1,178
6.50%, 11/1/53 - 5/1/54	312	321
UMBS, TBA (4)
5.00%, 11/14/54	805	782
5.50%, 11/15/54	305	302
6.50%, 11/15/54	45	46
		19,560
U.S. Government Obligations 6.0%
Government National Mortgage Assn.
1.50%, 5/20/37	42	36
2.00%, 1/20/51 - 3/20/52	1,246	1,017
2.50%, 8/20/50 - 12/20/51	1,290	1,094
3.00%, 6/20/45 - 6/20/52	1,004	887
3.50%, 6/20/46 - 10/20/50	657	599
4.00%, 10/20/40 - 10/20/52	588	549
4.50%, 10/20/47 - 10/20/52	355	342
5.00%, 8/20/47 - 8/20/52	138	136
Government National Mortgage Assn., TBA (4)
2.50%, 11/15/54	150	127
4.50%, 11/20/54	125	119
5.00%, 11/15/54	230	225
5.50%, 11/15/54	630	626
6.00%, 11/15/54	60	60
		5,817
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $26,424)		25,377

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 29.7%
U.S. Treasury Obligations 29.7%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,147
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	1,008
U.S. Treasury Bonds, 2.25%, 2/15/52	350	225
U.S. Treasury Bonds, 3.375%, 8/15/42	115	98
U.S. Treasury Bonds, 3.625%, 2/15/53	205	176
U.S. Treasury Bonds, 3.625%, 5/15/53	3,180	2,731
U.S. Treasury Bonds, 3.875%, 2/15/43	140	128
U.S. Treasury Bonds, 3.875%, 5/15/43	3,525	3,215
U.S. Treasury Bonds, 4.125%, 8/15/44	505	474
U.S. Treasury Bonds, 4.25%, 8/15/54	130	125
U.S. Treasury Bonds, 4.25%, 2/15/54	350	336
U.S. Treasury Bonds, 4.625%, 5/15/44	210	211
U.S. Treasury Notes, 0.75%, 8/31/26	3,950	3,713
U.S. Treasury Notes, 1.25%, 8/15/31	590	487
U.S. Treasury Notes, 1.875%, 2/28/27	830	789
U.S. Treasury Notes, 3.375%, 5/15/33	565	529
U.S. Treasury Notes, 3.50%, 2/15/33	200	189
U.S. Treasury Notes, 3.50%, 1/31/28	385	378
U.S. Treasury Notes, 3.50%, 9/30/26	1,070	1,057
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,263
U.S. Treasury Notes, 3.625%, 8/31/29	770	753
U.S. Treasury Notes, 3.625%, 5/31/28	800	786
U.S. Treasury Notes, 3.75%, 12/31/28	195	192
U.S. Treasury Notes, 3.75%, 8/31/26	505	501
U.S. Treasury Notes, 3.875%, 8/15/34	1,080	1,045
U.S. Treasury Notes, 4.00%, 2/15/34	100	98
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,125
U.S. Treasury Notes, 4.00%, 6/30/28 (5)	4,120	4,099
U.S. Treasury Notes, 4.125%, 10/31/27	140	140
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,350

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.75%, 11/15/53	265	276
		28,644
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $30,539)		28,644
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 4.86% (6)(7)	2,680	2,680
Total Short-Term Investments (Cost $2,680)		2,680
SECURITIES LENDING COLLATERAL 1.2%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 4.86% (6)(7)	1,193	1,193
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		1,193
Total Securities Lending Collateral (Cost $1,193)		1,193
Total Investments in Securities 103.3% of Net Assets (Cost $103,654)		$99,624

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $10,694 and represents 11.1% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

T. ROWE PRICE QM U.S. BOND ETF

(3)	See Note 4. All or a portion of this security is on loan at October 31, 2024.
(4)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $2,287 and represents 2.4% of net assets.
(5)	At October 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6)	Seven-day yield
(7)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

	Par	$ Value
(Amounts in 000s)
TBA Sale Commitments (0.2)%
U.S. Government & Agency Mortgage-Backed Securities (0.2)%
U.S. Government Agency Obligations (0.2)%
UMBS, TBA, 3.50%, 11/14/54	(175)	(156)
		(156)
Total TBA Sales Commitments (Proceeds $(164))		(156)

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)
SWAPS 0.0%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S42), Receive 1.00% Quarterly, Pay upon credit default, 6/20/29	900	21	17	4
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S43), Receive 1.00% Quarterly, Pay upon credit default, 12/20/29	1,000	22	22	—
Total Centrally Cleared Credit Default Swaps, Protection Sold				4
Net payments (receipts) of variation margin to date				$(5)
Variation margin receivable (payable) on centrally cleared swaps				$(1)

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 1 Ultra U.S. Treasury Bonds contracts	12/24	133	$(8)
Short, 10 Ultra U.S. Treasury Notes ten year contracts	12/24	(1,198)	61
Long, 45 U.S. Treasury Notes five year contracts	12/24	4,939	(113)
Long, 28 U.S. Treasury Notes two year contracts	12/24	5,839	(73)
Net payments (receipts) of variation margin to date			127
Variation margin receivable (payable) on open futures contracts			$(6)

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$155++
Totals	$—#	$—	$155+

Supplementary Investment Schedule
Affiliate	Value 10/31/23	Purchase Cost	Sales Cost	Value 10/31/24
T. Rowe Price Government Reserve Fund	$5,434	¤	¤	$3,873
	Total			$3,873^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $155 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $3,873.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

October 31, 2024
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $103,654)	$99,624
Interest and dividends receivable	774
Receivable for investment securities sold	608
Cash	4
Total assets	101,010
Liabilities
Payable for investment securities purchased	3,211
Obligation to return securities lending collateral	1,193
TBA Sales Commitments (proceeds $164)	156
Investment management and administrative fees payable	6
Variation margin payable on futures contracts	6
Variation margin payable on centrally cleared swaps	1
Total liabilities	4,573
NET ASSETS	$96,437
Net Assets Consists of:
Total distributable earnings (loss)	$(6,808)
Paid-in capital applicable to 2,275,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the Corporation authorized	103,245
NET ASSETS	$96,437
NET ASSET VALUE PER SHARE	$42.39
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

    STATEMENT OF OPERATIONS

($000s)
Year Ended
10/31/24
Investment Income (Loss)
Income
Interest	$3,928
Dividend	155
Securities lending	3
Total income	4,086
Investment management and administrative expense	75
Net investment income	4,011
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(678)
Futures	111
Swaps	3
Net realized loss	(564)
Change in net unrealized gain / loss
Securities	6,863
Futures	1
Swaps	4
TBA Sales Commitments	8
Change in unrealized gain / loss	6,876
Net realized and unrealized gain / loss	6,312
INCREASE IN NET ASSETS FROM OPERATIONS	$10,323
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	Year Ended
	10/31/24	10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$4,011	$2,224
Net realized loss	(564)	(1,229)
Change in net unrealized gain / loss	6,876	(4,494)
Increase (decrease) in net assets from operations	10,323	(3,499)
Distributions to shareholders
Net earnings	(4,014)	(2,246)
Capital share transactions*
Shares sold	5,348	76,693
Shares redeemed	(19,039)	(3,102)
Increase (decrease) in net assets from capital share transactions	(13,691)	73,591
Net Assets
Increase (decrease) during period	(7,382)	67,846
Beginning of period	103,819	35,973
End of period	$96,437	$103,819
*Share information
Shares sold	125	1,800
Shares redeemed	(450)	(75)
Increase (decrease) in shares outstanding	(325)	1,725
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE QM U.S. BOND ETF

    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide a total return that exceeds the performance of the U.S. investment-grade bond market.
NOTE  1  –  SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE QM U.S. BOND ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 25,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold  only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount).
New Accounting Guidance
In November 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE QM U.S. BOND ETF

NOTE  2  –  VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE QM U.S. BOND ETF

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. BOND ETF

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$95,751	$—	$95,751
Short-Term Investments	2,680	—	—	2,680
Securities Lending Collateral	1,193	—	—	1,193
Total Securities	3,873	95,751	—	99,624
Swaps*	—	4	—	4
Futures Contracts*	61	—	—	61
Total	$3,934	$95,755	$—	$99,689
Liabilities
TBA Sale Commitments	$—	$156	$—	$156
Futures Contracts*	194	—	—	194
Total	$194	$156	$—	$350

[1]	Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
NOTE  3  –  DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are

T. ROWE PRICE QM U.S. BOND ETF

consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2024, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)	Location on Statement of Assets and Liabilities	Fair Value*
Assets
Interest rate derivatives	Futures	$61
Credit derivatives	Centrally Cleared Swaps	4
Total		$65
Liabilities
Interest rate derivatives	Futures	$194

*	The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. BOND ETF

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)	Location of Gain (Loss) on Statement of Operations
	Futures	Swaps	Total
Realized Gain (Loss)
Interest rate derivatives	$111	$—	$111
Credit derivatives	—	3	3
Total	$111	$3	$114
Change in Unrealized Gain (Loss)
Interest rate derivatives	$1	$—	$1
Credit derivatives	—	4	4
Total	$1	$4	$5
Counterparty Risk and Collateral
The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is

T. ROWE PRICE QM U.S. BOND ETF

subject to the liquidity of underlying positions. As of October 31, 2024, securities valued at $134,000 has been posted by the fund for exchange-traded and /or centrally cleared derivatives.
Futures Contracts
The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and 12% of net assets.
Swaps
The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are

T. ROWE PRICE QM U.S. BOND ETF

reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2024, the notional amount of protection sold by the fund totaled $1,900,000 (2.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. ROWE PRICE QM U.S. BOND ETF

During the year ended October 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 2% of net assets.
NOTE  4  –  OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities
The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations
The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities
The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.

T. ROWE PRICE QM U.S. BOND ETF

TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations
The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2024, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls
The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.

T. ROWE PRICE QM U.S. BOND ETF

Securities Lending
The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2024, the value of loaned securities was $1,166,000; the value of cash collateral and related investments was $1,193,000.
Other
Purchases and sales of portfolio securities excluding in-kind transactions and short-term and U.S. government securities aggregated $9,542,000 and $10,724,000, respectively, for the year ended October 31, 2024. Purchases and sales of U.S. government securities, excluding in-kind transactions and short-term securities, aggregated $17,719,000 and $27,098,000, respectively, for the year ended October 31, 2024.
NOTE  5  –  FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.

T. ROWE PRICE QM U.S. BOND ETF

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
	October 31,	October 31,
	2024	2023
Ordinary income (including short-term capital gains, if any)	$4,014	$2,246
At October 31, 2024, the tax-basis cost of investments, (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
Cost of investments	$103,593
Unrealized appreciation	$455
Unrealized depreciation	(4,510)
Net unrealized appreciation (depreciation)	$(4,055)
At October 31, 2024, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
Undistributed ordinary income	$9
Net unrealized appreciation (depreciation)	(4,055)
Loss carryforwards and deferrals	(2,762)
Total distributable earnings (loss)	$(6,808)

T. ROWE PRICE QM U.S. BOND ETF

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE  6  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an annual all-inclusive fee equal to 0.08% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses, but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
As of October 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,926,505 shares of the fund, representing 85% of the fund’s net assets.

T. ROWE PRICE QM U.S. BOND ETF

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  7  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE QM U.S. BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Exchange-Traded Funds, Inc. and Shareholders of T. Rowe Price QM U.S. Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price QM U.S. Bond ETF (one of the funds constituting T. Rowe Price Exchange-Traded Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024 the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the years ended October 31, 2024, 2023 and 2022, and for the period September 28, 2021 (inception) through October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the years ended October 31, 2024, 2023 and 2022, and for the period September 28, 2021 (inception) through October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE QM U.S. BOND ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(CONTINUED)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/  PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE QM U.S. BOND ETF

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
For nonresident alien shareholders, $3,377,000 of income dividends are interest-related dividends.
For shareholders subject to interest expense deduction limitation under Section 163(j), $3,751,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE QM U.S. BOND ETF

Liquidity Risk Management Program
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program (Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’ compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions. Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.
For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the

T. ROWE PRICE QM U.S. BOND ETF

period of April 1, 2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category. It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF989-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Exchange-Traded Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024